N-2	May 08, 2026
Cover [Abstract]
Entity Central Index Key	0001597634
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 was filed pursuant to paragraph (b)(1)(iii) of Rule 486 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 10, 2026, the effectiveness of the registration statement for Apollo Diversified Real Estate Fund, filed in Post-Effective Amendment No. 8 (“PEA No. 8”) on February 9, 2026, pursuant to paragraph (a) of Rule 486 of the 1933 Act. This Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-2 is being filed pursuant to paragraph (b)(1)(iii) of Rule 486 of the 1933 Act, solely for the purpose of delaying, until June 2, 2026, the effectiveness of the registration statement for Apollo Diversified Real Estate Fund, filed in PEA No. 8 on February 9, 2026, pursuant to paragraph (a) of Rule 486 of the 1933 Act. Since no other changes are intended to be made to PEA No. 8 by means of this filing, Parts A, B and C of PEA No. 8 are incorporated herein by reference.
Entity Inv Company Type	N-2
Securities Act File Number	333-236203
Investment Company Act File Number	811-22933
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	11
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	35
Entity Registrant Name	Apollo Diversified Real Estate Fund
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Jun. 02, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	true
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	900 G Street, N.W.
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20001
Contact Personnel Name	Ryan P. Brizek, Esq.Debra Sutter, Esq.